LEASES - Amounts recognized in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense of right-of-use assets(c)	$ 5,371	$ 4,636	$ 3,983
Gain on lease modification(a)		(205)	(6)
Interest expense(b)	2,425	1,217	817
Expenses relating to variable payment leases	639	610
Expense relating to short-term leases(c)	527	351	372
Total	8,962	6,609	5,166
Total cash outflow for leases	6,300	$ 5,400	$ 5,400
Leasehold land | Investment property
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense of right-of-use assets(c)	200
Interest expense(b)	$ 100